CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	$ 845,199	$ 1,091,190	$ 8,952,260
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	$ 0	$ 845,199	$ 1,091,190